Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Australia: 8.8%
59,206		ADBRI Ltd.	$77,851	0.0
222,622	(1)	Alkane Resources Ltd.	105,864	0.0
131,058	(1)	Allkem Ltd.	1,216,737	0.5
8,451		Altium Ltd.	233,984	0.1
33,892		Australian Clinical Labs Ltd.	74,404	0.0
12,310		Ava Risk Group Ltd.	1,880	0.0
112,881		Bank of Queensland Ltd.	558,180	0.2
310,498		Base Resources Ltd.	47,121	0.1
577,849		Beach Energy Ltd.	620,950	0.3
1,114,951		Beacon Minerals Ltd.	24,502	0.0
89,246		BlueScope Steel Ltd.	1,217,004	0.5
49,395		Charter Hall Group	486,373	0.2
8,967		Clinuvel Pharmaceuticals Ltd.	160,743	0.1
28,283	(2)	Cronos Australia Ltd.	10,181	0.0
181,496		CSR Ltd.	679,249	0.3
41,393		Data#3 Ltd.	215,082	0.1
58,854		Deterra Royalties Ltd.	204,196	0.1
12,368	(1)	DGL Group Ltd./Au	12,638	0.0
60,898		Elders Ltd.	419,263	0.2
11,478		Enero Group Ltd.	24,740	0.0
62,528		Estia Health Ltd.	89,395	0.0
16,365		GR Engineering Services Ltd.	24,466	0.0
53,562		Grange Resources Ltd.	38,650	0.0
156,949		Horizon Oil Ltd.	16,719	0.0
280,448		Iluka Resources Ltd.	2,157,960	0.9
122,226		Image Resources NL	12,078	0.0
527,265		Incitec Pivot Ltd.	1,289,276	0.5
14,713		IPD Group Ltd./Australia	28,540	0.0
18,508		JB Hi-Fi Ltd.	636,352	0.3
128,714		Jupiter Mines Ltd.	20,896	0.0
56,054	(1)	Karoon Energy Ltd.	92,725	0.0
115,297		Macmahon Holdings Ltd.	12,634	0.0
225,303	(1)	Metals X Ltd.	65,610	0.0
20,594		Mineral Resources Ltd.	1,303,810	0.5
291,304		Myer Holdings Ltd.	201,693	0.1
12,348		MyState Ltd.	34,776	0.0
295,658		New Hope Corp., Ltd.	1,225,329	0.5
304,579		Nine Entertainment Co. Holdings Ltd.	440,675	0.2
51,165		NRW Holdings Ltd.	110,451	0.0
100,021		Nufarm Ltd.	420,871	0.2
1,805		Objective Corp. Ltd.	17,797	0.0
347,315	(1)	OceanaGold Corp.	751,770	0.3
26,317	(1)	OFX Group Ltd.	36,701	0.0
53,334		OM Holdings Ltd.	29,837	0.0
66,622		Orica Ltd.	699,103	0.3
61,824		Orora Ltd.	130,816	0.1
46,859		Pact Group Holdings Ltd.	34,915	0.0
63,070	(1)	Perenti Ltd.	56,039	0.0
65,563		Perseus Mining Ltd.	99,609	0.0
255,819		Region RE Ltd.	490,891	0.2
84,304		Ridley Corp. Ltd.	115,300	0.0
14,461		Sandfire Resources Ltd.	64,447	0.0
39,311		Seven Group Holdings Ltd.	632,701	0.3
143,887	(1)	Sierra Rutile Holdings Ltd.	20,478	0.0
40,764		Sims Metal Management Ltd.	442,614	0.2
57,661		SRG Global Ltd.	29,399	0.0
69,282		Super Retail Group Ltd.	625,206	0.3
8,248		Symbio Holdings Ltd.	11,092	0.0
83,256		Technology One Ltd.	860,819	0.3
26,390	(1)	Webjet Ltd.	128,619	0.1
365,038	(1)	Westgold Resources Ltd.	314,670	0.1
279,560		Whitehaven Coal Ltd.	1,662,306	0.7
			21,868,977	8.8

		Austria: 0.4%
1,638	(1)	Addiko Bank AG	21,369	0.0
10,642		Andritz AG	636,405	0.3
2,747		Porr AG	39,480	0.0
12,406	(1)	Raiffeisen International Bank Holding AG	223,210	0.1
590		Zumtobel AG	4,692	0.0
			925,156	0.4

		Belgium: 0.1%
103	(1)	AGFA-Gevaert NV	323	0.0
533	(1)	Cie d'Entreprises CFE	5,375	0.0
533	(1)	Deme Group NV	68,966	0.1
1,949		Ion Beam Applications	35,130	0.0
478		Sipef NV	28,712	0.0
651		Wereldhave Belgium Comm VA	36,830	0.0
			175,336	0.1

		Brazil: 0.4%
28,800		Cia de Saneamento do Parana	98,094	0.0
233,400		Klabin SA - Unit	892,900	0.4
22,800		Melnick Even Desenvolvimento Imobiliario SA	13,564	0.0
			1,004,558	0.4

		Canada: 11.7%
128,400	(1)	Advantage Energy Ltd.	800,962	0.3
4,300		AGF Management Ltd.	27,373	0.0
20,754		AirBoss of America Corp.	169,863	0.1
82,238		Alamos Gold, Inc.	907,334	0.4
46,600		Artis Real Estate Investment Trust	332,720	0.1
2,889		Atco Ltd.	91,932	0.0
24,587	(1)	ATS Corp.	995,639	0.4
17,789	(1)	AutoCanada, Inc.	358,307	0.1
163,040		Birchcliff Energy Ltd.	1,045,230	0.4
19,409		Bird Construction, Inc.	123,991	0.1
22,700		Black Diamond Group Ltd.	87,009	0.0
37,932		Boardwalk Real Estate Investment Trust	1,602,749	0.6
200		Bridgemarq Real Estate Services	2,022	0.0
14,910		BRP, Inc.	1,244,190	0.5
77,300	(1)	Calibre Mining Corp.	62,744	0.0
9,864	(1)	Canada Goose Holdings, Inc.	238,610	0.1
41,097	(1)	Canfor Corp.	778,667	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
4,995	(1)	Canfor Pulp Products, Inc.	$15,279	0.0
130,752	(1)	Capstone Copper Corp.	641,697	0.3
933		Cardinal Energy Ltd.	5,371	0.0
101,925	(1)	Celestica, Inc.	1,357,417	0.5
77,800		Centerra Gold, Inc.	499,351	0.2
63,178		CES Energy Solutions Corp.	137,700	0.1
2,369	(1)	Cipher Pharmaceuticals, Inc.	6,107	0.0
5,500	(1)	Coveo Solutions, Inc.	37,161	0.0
23,300		Crescent Point Energy Corp.	174,065	0.1
117,400	(1)	Crew Energy, Inc.	406,760	0.2
8,986	(1)	Descartes Systems Group, Inc./The	655,774	0.3
118,606		Dundee Precious Metals, Inc.	774,632	0.3
64,938		Element Financial Corp.	917,541	0.4
3,300		Enerplus Corp.	58,557	0.0
43,898	(1)	Ensign Energy Services, Inc.	128,010	0.1
10,508		Exco Technologies Ltd.	60,258	0.0
78,089		Finning International, Inc.	2,203,195	0.9
908		Guardian Capital Group Ltd.	27,297	0.0
73,600		H&R Real Estate Investment Trust	719,654	0.3
118,422		Headwater Exploration, Inc.	578,515	0.2
26,680		High Arctic Energy Services, Inc.	32,685	0.0
96,600		HudBay Minerals, Inc.	561,210	0.2
1,532		Information Services Corp.	26,229	0.0
25,000	(1)	Interfor Corp.	499,981	0.2
15,274		Laurentian Bank of Canada	410,620	0.2
1,400		Leon's Furniture Ltd.	19,781	0.0
6,000		Linamar Corp.	306,415	0.1
35,700	(1)	Major Drilling Group International	295,946	0.1
6,130	(1)	Mandalay Resources Corp.	11,241	0.0
18,300		Martinrea International, Inc.	177,010	0.1
2,200		Melcor Developments Ltd.	19,197	0.0
800		Morguard Corp.	70,539	0.0
3,800		MTY Food Group, Inc.	196,576	0.1
10,159		Mullen Group Ltd.	107,503	0.0
11,268		Neo Performance Materials, Inc.	97,305	0.0
115,798	(1)	New Gold, Inc.	136,642	0.1
45,815	(1)	NuVista Energy Ltd.	383,929	0.2
200	(1)	O3 Mining, Inc.	236	0.0
47,719		Parex Resources, Inc.	812,322	0.3
10,300		Pason Systems, Inc.	122,156	0.1
3,090		Pet Valu Holdings Ltd.	92,406	0.0
13,100		Peyto Exploration & Development Corp.	119,427	0.1
23,900		PHX Energy Services Corp.	143,161	0.1
2,100		Pizza Pizza Royalty Corp.	22,286	0.0
3,700		Polaris Renewable Energy, Inc.	40,099	0.0
1,463	(1)	Precision Drilling Corp.	116,618	0.1
11,689	(1)	Repare Therapeutics, Inc.	144,476	0.1
36,218		Russel Metals, Inc.	882,211	0.4
15,400		Secure Energy Services, Inc.	93,751	0.0
5,700	(1)	Shawcor Ltd.	60,832	0.0
24,130		Silvercorp Metals, Inc.	83,967	0.0
1,700		Slate Grocery REIT	20,379	0.0
2,342		Spartan Delta Corp.	26,455	0.0
21,000		Stelco Holdings, Inc.	817,083	0.3
24,542		Stella-Jones, Inc.	893,107	0.4
1,500		TECSYS, Inc.	31,994	0.0
23,200	(1)	Torex Gold Resources, Inc.	318,912	0.1
15,400		Total Energy Services, Inc.	107,293	0.0
45,006		TransAlta Corp.	437,020	0.2
56,954		Tricon Residential, Inc.	494,396	0.2
12,803	(1)	Uni-Select, Inc.	381,814	0.2
22,122		Vermilion Energy, Inc.	339,175	0.1
23,000	(1)	Victoria Gold Corp.	181,331	0.1
1,100		Wajax Corp.	19,015	0.0
15,900		Western Forest Products, Inc.	16,969	0.0
91,620		Whitecap Resources, Inc.	763,644	0.3
			29,209,027	11.7

		China: 1.0%
74,297		China World Trade Center Co. Ltd. - A Shares	186,942	0.1
111,072		Ever Reach Group Holdings Co. Ltd.	4,887	0.0
909,897		Greenland Hong Kong Holdings Ltd.	87,114	0.0
469,001	(1)	Harbin Electric Co. Ltd. - H Shares	240,753	0.1
119,276		Henan Jinma Energy Co. Ltd. - H Shares	47,764	0.0
77,566	(1)	Lansen Pharmaceutical Holdings Ltd.	14,740	0.0
314,000	(1)	Natural Food International Holding Ltd.	25,250	0.0
317,800		Newland Digital Technology Co. Ltd. - A Shares	670,084	0.3
31,758		Pacific Online Ltd.	3,321	0.0
39,574		Qingdao Gaoce Technology Co. Ltd. - A Shares	484,742	0.2
293,072		Shanghai Pudong Road & Bridge Construction Co. Ltd. - A Shares	310,760	0.1
344,317		Ten Pao Group Holdings Ltd.	61,037	0.1
432,000		Tian Di Science & Technology Co. Ltd. - A Shares	341,812	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
37,099		Xingfa Aluminium Holdings Ltd.	$44,001	0.0
319,000	(1)	Xiwang Special Steel Co. Ltd. - H Shares	8,564	0.0
119,814		Zengame Technology Holding Ltd. - H Shares	34,067	0.0
			2,565,838	1.0

		Denmark: 2.1%
44,799	(1)	ALK-Abello A/S	669,208	0.3
12,359	(1),(2)	Bavarian Nordic A/S	395,778	0.2
2,182	(1)	Chemometec A/S	191,165	0.1
10,522		D/S Norden	567,193	0.2
46,210		H Lundbeck A/S	171,708	0.1
38,059	(1)	ISS A/S	832,111	0.3
11,454	(1)	Jyske Bank	826,102	0.3
82		North Media A/S	786	0.0
18,107		Pandora A/S	1,507,787	0.6
1,323		Skjern Bank	24,394	0.0
564		Solar A/S	52,109	0.0
			5,238,341	2.1

		Egypt: 0.0%
234,266	(1)	Emaar Misr for Development SAE	24,437	0.0

		Finland: 1.1%
30		Alandsbanken Abp	1,187	0.0
1,202		Alma Media Oyj	12,545	0.0
1,699		Aspo Oyj	15,386	0.0
3,554		Digia Oyj	24,457	0.0
3,160		eQ Oyj	80,560	0.1
22,690	(1)	F-Secure Oyj	72,435	0.0
17,585		Konecranes Oyj	572,240	0.2
3,535		Marimekko Oyj	35,441	0.0
40,576		Oriola Oyj	76,137	0.0
391		Ponsse Oyj	11,158	0.0
11	(1)	QT Group Oyj	645	0.0
3		Relais Group Oyj	35	0.0
7,133		Taaleri Oyj	97,773	0.1
23,073		TietoEVRY Oyj	702,663	0.3
1,047		Titanium Oyj	19,376	0.0
1,217		Vaisala OYJ	52,317	0.0
32,001		Valmet OYJ	1,004,918	0.4
11,769	(1)	WithSecure Oyj	18,066	0.0
			2,797,339	1.1

		France: 7.7%
4,965		ABC arbitrage	34,977	0.0
4,162	(1)	Accor S.A.	135,128	0.1
8,126		Arkema SA	822,249	0.3
606		Assystem	28,532	0.0
1,451		Boiron SA	66,174	0.0
39,388	(2)	Catana Group	284,726	0.1
5,282		CBO Territoria	21,223	0.0
2,326		Coface SA	32,524	0.0
12,062	(1)	Criteo SA ADR	364,875	0.2
5,142		Dassault Aviation SA	878,062	0.4
3,156		Derichebourg SA	21,660	0.0
12,101		Edenred	659,132	0.3
10,312		Eiffage SA	1,101,426	0.5
2,328	(1)	Ekinops SAS	21,715	0.0
45,987		Elis SA	807,681	0.3
2,940		Eramet SLN	293,832	0.1
699	(1)	Eurobio Scientific SA	13,467	0.0
314	(2)	Fountaine Pajot SA	41,373	0.0
4,792	(1)	GL Events	112,002	0.1
342		Groupe Crit	25,377	0.0
15,929		Groupe SFPI	41,648	0.0
4,057		Guerbet	81,041	0.0
1,118		Infotel SA	68,064	0.0
15,480		Ipsen SA	1,625,936	0.7
5,177		Jacquet Metals SACA	99,183	0.0
39,646		Klepierre SA	1,006,225	0.4
39,404	(3)	La Francaise des Jeux SAEM	1,686,011	0.7
698		Neurones	29,822	0.0
6,146		Nexans SA	651,741	0.3
18,244		Nexity SA	551,129	0.2
610		Piscines Desjoyaux SA	10,147	0.0
12,531	(1)	Renault S.A.	509,501	0.2
89,411		Rexel SA	1,977,978	0.8
435		Savencia SA	28,658	0.0
5,476	(2)	Serge Ferrari SAS	77,035	0.1
489		Societe BIC S.A.	35,504	0.0
3,772	(1)	SOITEC	572,083	0.2
5,351		Sopra Steria Group SACA	889,991	0.4
30,222		SPIE SA	825,065	0.3
449		Stef SA	47,251	0.0
1,221		Synergie SE	44,375	0.0
73,494		Technip Energies NV	1,424,845	0.6
66,980	(1)	Vallourec SA	977,700	0.4
566		Vetoquinol SA	52,548	0.0
157		Virbac SA	47,645	0.0
4		Wendel SE	424	0.0
			19,127,685	7.7

		Germany: 6.6%
63,903	(1)	Affimed NV	82,435	0.1
25,695		Aixtron SE	765,593	0.3
955		Atoss Software AG	168,966	0.1
7,559		Aurubis AG	799,413	0.3
18,705		Bechtle AG	788,240	0.3
6,917		Carl Zeiss Meditec AG	998,246	0.4
9,757	(1)	CTS Eventim AG & Co. KGaA	684,907	0.3
670		Datagroup SE	52,080	0.0
596		Dermapharm Holding SE	24,739	0.0
69,022	(3)	Deutsche Pfandbriefbank AG	629,573	0.3
10,698		Duerr AG	408,169	0.2
26,027		Encavis AG	504,283	0.2
8,439	(1)	Ernst Russ AG	40,228	0.0
8,245	(1)	Fraport AG Frankfurt Airport Services Worldwide	469,231	0.2
29,756		Freenet AG	723,343	0.3
39,962		GEA Group AG	1,803,074	0.7
11,236		Gerresheimer AG	830,945	0.3
853		GESCO SE NA O.N	22,859	0.0
3,585		GFT Technologies AG	149,686	0.1
4,270	(1)	H&R GmbH & Co. KGaA	27,946	0.0
89,863	(1),(2)	Heidelberger Druckmaschinen AG	184,727	0.1
3,455		Hornbach Holding AG & Co. KGaA	306,075	0.1
11,790		Hugo Boss AG	800,658	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
2,096		IVU Traffic Technologies AG	$39,917	0.0
750		Krones AG	87,572	0.0
12,320		LANXESS AG	614,887	0.2
103		New Work SE	18,890	0.0
39		Paul Hartmann AG	9,921	0.0
471		Pfeiffer Vacuum Technology AG	86,002	0.0
1,299		PSI Software AG	35,127	0.0
1,288		Rational AG	847,222	0.3
2,922		Rheinmetall AG	682,745	0.3
4,921		Salzgitter AG	200,832	0.1
492		Stemmer Imaging AG	19,043	0.0
10,694		Suedzucker AG	173,490	0.1
118		Surteco SE	2,681	0.0
48,390		TAG Immobilien AG	414,403	0.2
13,479	(1)	Trivago NV ADR	23,453	0.0
20,007		United Internet AG	464,488	0.2
737		USU Software AG	16,025	0.0
5,916		VERBIO Vereinigte BioEnergie AG	372,944	0.1
13,453	(1)	Vitesco Technologies Group AG	932,481	0.4
932		Wacker Chemie AG	140,862	0.1
			16,448,401	6.6

		Greece: 0.3%
5,809		Autohellas Tourist and Trading SA	65,173	0.0
5,134		Jumbo SA	92,195	0.1
40,973	(1)	National Bank of Greece SA	194,812	0.1
114,955	(1)	Piraeus Financial Holdings SA	238,080	0.1
2,038		Piraeus Port Authority	38,330	0.0
7,911		Thrace Plastics Holding and Co.	37,835	0.0
			666,425	0.3

		Guernsey: 0.1%
168,820		Balanced Commercial Property Trust Ltd.	165,255	0.1

		Hong Kong: 1.6%
106,000		Analogue Holdings Ltd.	16,357	0.0
53,800		ASMPT Ltd	444,368	0.2
204,478		Build King Holdings Ltd.	24,338	0.0
330,972		China Merchants Land Ltd.	24,904	0.0
80,000		Computer & Technologies Holdings Ltd.	23,976	0.0
1,703		Computime Group Ltd.	109	0.0
771,406		Fountain SET Hldgs	84,639	0.0
29,786		FSE Lifestyle Services Ltd.	21,141	0.0
166,000		Gemdale Properties & Investment Corp. Ltd.	14,391	0.0
28,006		HKR International Ltd.	9,263	0.0
232,000	(1)	Hop Fung Group Holdings Ltd.	3,284	0.0
172,000		Hysan Development Co., Ltd.	578,685	0.2
14,500		Johnson Electric Holdings Ltd.	19,916	0.0
59,500		Lee's Pharmaceutical Holdings Ltd.	14,554	0.0
46,818		Luk Fook Holdings International Ltd.	162,364	0.1
33,822		Lung Kee Bermuda Holdings	11,406	0.0
42,415	(1)	Melco Resorts & Entertainment Ltd. ADR	579,389	0.3
223,367	(1)	Midland Holdings Ltd.	27,635	0.0
2,418,991		Pacific Basin Shipping Ltd.	853,636	0.4
338,289		PAX Global Technology Ltd.	319,734	0.1
58,939		Pico Far East Holdings Ltd.	11,590	0.0
64,762		Plover Bay Technologies Ltd.	19,977	0.0
23,000	(1)	Rich Goldman Holdings Ltd.	229	0.0
94,851		Road King Infrastructure	47,143	0.0
87,913	(1),(4)	S&C Engine Group Ltd.	–	–
196,229	(1)	Shun TAK Holdings Ltd.	42,455	0.0
1,298,000		Singamas Container Holdings Ltd.	121,153	0.1
321,180		Tang Palace China Holdings Ltd.	23,371	0.0
3,644,629	(1)	Tongda Group Holdings Ltd.	59,654	0.0
562,000		United Laboratories International Holdings Ltd.	372,069	0.2
212,000		Vedan International Holdings Ltd.	15,681	0.0
15,840		Wai Kee Holdings Ltd.	4,141	0.0
			3,951,552	1.6

		India: 0.2%
31,811	(1)	CSB Bank Ltd.	96,947	0.1
25,620	(1),(4)	Geodesic Ltd.	–	–
109,687		Gujarat State Fertilisers & Chemicals, Ltd.	174,315	0.1
4,037		LG Balakrishnan & Bros Ltd.	34,280	0.0
1,505		Sarda Energy & Minerals Ltd.	20,204	0.0
13,150	(1)	Tamilnad Mercantile Bank Ltd.	75,685	0.0
21,379	(1),(4)	Varun Industries Ltd.	–	–
1,464		WPIL Ltd.	20,410	0.0
			421,841	0.2

		Indonesia: 0.5%
319,000		ABM Investama Tbk PT	67,065	0.1
87,400		Adaro Energy Indonesia Tbk PT	17,318	0.0
1,609,000	(1)	Agung Podomoro Land Tbk PT	16,035	0.0
2,468,300	(1)	Alam Sutera Realty Tbk PT	26,730	0.0
312,800		Arwana Citramulia Tbk PT	20,972	0.0
121,600		Bumitama Agri Ltd.	56,245	0.0
520,000	(1)	Champ Resto Indonesia Tbk PT	52,555	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: (continued)
1,837,700		Ciputra Development Tbk PT	$119,530	0.1
8,500		Indo Tambangraya Megah PT	20,562	0.0
323,700		Indofood Sukses Makmur Tbk PT	145,471	0.1
34,300		Indo-Rama Synthetics Tbk PT	13,157	0.0
111,000	(1)	Map Aktif Adiperkasa PT	28,139	0.0
169,200		Matahari Department Store Tbk PT	49,605	0.0
485,100	(1)	Mitrabahtera Segara Sejati Tbk PT	38,530	0.0
1,482,035	(1)	Mulia Industrindo Tbk PT	56,849	0.0
3,677,900		Panin Financial Tbk PT	109,920	0.1
672,600		Pelita Samudera Shipping Tbk PT	27,595	0.0
2,350,632		Perusahaan Gas Negara Tbk PT	243,317	0.1
688,700		Salim Ivomas Pratama Tbk PT	19,505	0.0
392,600		Wismilak Inti Makmur Tbk PT	21,767	0.0
			1,150,867	0.5

		Ireland: 1.4%
340,556	(1)	Amarin Corp. PLC ADR	633,434	0.2
157,815		Bank of Ireland Group PLC	1,686,064	0.7
129,281	(1)	Dalata Hotel Group PLC - DHGI	546,170	0.2
53,616		Glanbia Plc	654,270	0.3
			3,519,938	1.4

		Israel: 1.9%
1,583		Arad Ltd.	19,695	0.0
18,678	(1)	B Communications Ltd.	90,819	0.1
602		Dor Alon Energy in Israel 1988 Ltd.	15,458	0.0
177		Duniec Brothers Ltd.	8,447	0.0
1,685		FIBI Holdings Ltd.	70,915	0.0
2,335		First International Bank Of Israel Ltd.	94,320	0.1
641		FMS Enterprises Migun Ltd.	20,614	0.0
2,076	(2)	Ilex Medical Ltd.	52,926	0.0
34,171	(1)	Inmode Ltd.	1,197,694	0.5
854		Ituran Location and Control Ltd.	18,745	0.0
14,573	(1)	JFrog Ltd.	374,672	0.2
2,202		Kerur Holdings Ltd.	52,357	0.0
14		Melisron Ltd.	979	0.0
72,677	(1)	Perion Network Ltd.	2,434,679	1.0
1,963	(1)	RADWARE Ltd.	41,812	0.0
23,600		Sarine Technologies Ltd.	8,645	0.0
1,149	(1)	Silicom Ltd.	49,430	0.0
1,757	(1)	Taro Pharmaceuticals Industries, Ltd.	52,394	0.0
446		Telsys Ltd.	23,620	0.0
2,190		Zvi Sarfati & Sons Investments & Constructions 1992 Ltd.	16,140	0.0
			4,644,361	1.9

		Italy: 2.3%
1,156		ACEA SpA	17,721	0.0
6,083		Banca IFIS SpA	101,873	0.0
193,509		Banco BPM SpA	870,941	0.4
30,608		Buzzi Unicem SpA	689,233	0.3
3,190		Danieli & C Officine Meccaniche SpA	59,485	0.0
5,836		El.En. SpA	91,040	0.0
23,479		Elica SpA	74,419	0.0
22,461	(1)	Geox S.p.A.	23,202	0.0
254,633		Iren SpA	461,161	0.2
61,297	(1)	Iveco Group NV	502,056	0.2
157,036		Leonardo SpA	1,617,172	0.7
7,459		Orsero SpA	123,841	0.1
1,167		Pharmanutra SpA	74,832	0.0
6,765		Reply SpA	878,142	0.4
7,033	(1),(2)	Servizi Italia SpA	10,093	0.0
29,520	(1)	Sogefi S.p.A.	35,661	0.0
22		Somec SpA	746	0.0
			5,631,618	2.3

		Japan: 19.1%
53,200		AEON Financial Service Co., Ltd.	539,262	0.2
786		Aichi Tokei Denki Co., Ltd.	8,270	0.0
1,400	(1)	Aidma Holdings, Inc.	54,089	0.0
1,000		Aiphone Co., Ltd.	14,931	0.0
2,900		Aisan Industry Co., Ltd.	16,820	0.0
2,900		Akatsuki, Inc.	51,601	0.0
87,700		Alps Alpine Co. Ltd.	898,574	0.4
24,000		Amada Co. Ltd.	215,586	0.1
500		Arata Corp.	16,217	0.0
4,000		Arealink Co. Ltd.	57,470	0.0
8,000		Arisawa Manufacturing Co., Ltd.	86,589	0.1
17,700		Asahi Diamond Industrial Co., Ltd.	101,601	0.1
18,000		Asics Corp.	428,410	0.2
1,400		ASKA Pharmaceutical Holdings Co. Ltd.	13,477	0.0
3,100		Ateam, Inc.	18,819	0.0
12,700		Avant Group Corp.	141,421	0.1
6,000		Bando Chemical Industries Ltd.	47,022	0.0
13,400		BayCurrent Consulting, Inc.	569,628	0.2
5,100		BML, Inc.	126,818	0.1
1,700		Business Brain Showa-Ota, Inc.	25,885	0.0
3,600		Business Engineering Corp.	69,784	0.0
3,200		Canon Marketing Japan, Inc.	75,953	0.0
2,000		Central Automotive Products Ltd.	37,347	0.0
1,100		Central Security Patrols Co., Ltd.	22,232	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
2,000		Chilled & Frozen Logistics Holdings Co. Ltd.	$19,154	0.0
1,700		Chino Corp.	25,247	0.0
1,300	(1)	Chiyoda Integre Co., Ltd.	22,630	0.0
35,400		CKD Corp.	548,246	0.2
2,100		CMC Corp.	19,416	0.0
1,800		Core Corp.	21,078	0.0
6,200		Cosmos Initia Co. Ltd.	24,625	0.0
19,300		Daido Steel Co., Ltd.	729,737	0.3
2,700		Daihatsu Diesel Manufacturing Co., Ltd.	11,126	0.0
18,100		Daihen Corp.	590,615	0.3
2,800		Dai-Ichi Cutter Kogyo KK	22,220	0.0
15,000		Daikoku Denki Co., Ltd.	232,040	0.1
5,715		Daitron Co., Ltd.	107,363	0.1
2,500	(1)	Digital Holdings, Inc.	24,375	0.0
1,900		DMS, Inc.	18,378	0.0
9,900		Doshisha Co., Ltd.	129,634	0.1
22,382		DTS Corp.	548,943	0.2
13,500		Ebara Corp.	573,204	0.2
4,900		Ebase Co. Ltd.	21,351	0.0
60,100		Eiken Chemical Co., Ltd.	735,947	0.3
4,600		Elematec Corp.	58,331	0.0
19,400		en Japan, Inc.	369,353	0.2
14,200		Enigmo, Inc.	67,787	0.0
1,200		Enplas Corp.	34,672	0.0
4,700		Entrust, Inc.	33,238	0.0
2,100		Freund Corp.	10,815	0.0
1,700		Fudo Tetra Corp.	20,194	0.0
11,800		Fuji Corp.	196,471	0.1
2,200		Fuji Corp./Miyagi	22,792	0.0
9,400		Fuji Soft, Inc.	561,063	0.2
7,900		Fujikura Kasei Co., Ltd.	26,351	0.0
159,800		Fujikura Ltd.	1,214,697	0.5
2,200		Fukuda Denshi Co., Ltd.	76,668	0.0
32,400		Fullcast Co., Ltd.	703,747	0.3
5,200		Fuso Pharmaceutical Industries Ltd.	77,481	0.0
6,800		Fuyo General Lease Co., Ltd.	467,348	0.2
5,600		Grandy House Corp.	25,117	0.0
13,900	(1)	GungHo Online Entertainment, Inc.	231,650	0.1
60,900		H.U. Group Holdings, Inc.	1,292,604	0.5
7,200		Hisamitsu Pharmaceutical Co., Inc.	224,208	0.1
1,700		Hito Communications Holdings, Inc.	21,312	0.0
1,000		Hodogaya Chemical Co., Ltd.	25,769	0.0
4,500		Hyakujushi Bank Ltd.	70,720	0.0
1,500		Ichiken Co. Ltd.	20,920	0.0
19,100		Ichikoh Industries Ltd.	57,154	0.0
4,500		Ichinen Holdings Co., Ltd.	44,598	0.0
3,100		ID Holdings Corp.	23,370	0.0
5,300		I-Net Corp.	53,532	0.0
23,600		Infocom Corp.	397,816	0.2
6,400		Infomart Corp.	20,704	0.0
76,600		INFRONEER Holdings, Inc.	611,455	0.3
5,200		Insource Co. Ltd.	58,503	0.0
61,900		Internet Initiative Japan, Inc.	1,161,602	0.5
1,265		Invincible Investment Corp.	539,486	0.2
5,900		I-PEX, Inc.	52,517	0.0
10,000		IR Japan Holdings Ltd.	140,969	0.1
2,100		ISB Corp.	19,317	0.0
14,800		Itoki Corp.	80,091	0.0
4,200		Iwaki Co. Ltd.	40,874	0.0
66,900		J Front Retailing Co., Ltd.	623,072	0.3
2,100		JAC Recruitment Co. Ltd.	38,166	0.0
3,900		Japan Lifeline Co. Ltd.	28,664	0.0
9,000		Japan System Techniques Co. Ltd.	123,129	0.1
5,300		Japan Transcity Corp.	21,872	0.0
3,400		JBCC Holdings, Inc.	49,095	0.0
10,800		Jeol Ltd.	317,132	0.1
1,400		JFE Systems, Inc.	27,289	0.0
35,300		JGC Holdings Corp.	461,091	0.2
2,500		JK Holdings Co., Ltd.	20,420	0.0
7,400		JP-Holdings, Inc.	19,399	0.0
5,500		J-Stream, Inc.	24,052	0.0
400		JUTEC Holdings Corp.	3,773	0.0
243		Kamei Corp.	2,667	0.0
25,500		Kaneka Corp.	669,487	0.3
2,100		Kaneko Seeds Co. Ltd.	25,549	0.0
1,600		Kawada Technologies, Inc.	41,820	0.0
159		Kenedix Office Investment Corp.	377,715	0.2
1,200		KFC Ltd.	11,625	0.0
2,260		Kimura Unity Co., Ltd.	16,420	0.0
3,700		Kita-Nippon Bank Ltd.	63,398	0.0
3,300		Kitz Corp.	20,898	0.0
21,400		Komeri Co., Ltd.	438,998	0.2
4,500		Komori Corp.	30,396	0.0
4,400		Konica Minolta, Inc.	18,439	0.0
5,900		Konoike Transport Co. Ltd.	69,996	0.0
1,500		KSK Co. Ltd./Inagi	26,274	0.0
3,100		Kuriyama Holdings Corp.	19,354	0.0
2,200		Kyowa Electronics Instruments Co. Ltd.	5,782	0.0
1,400		Lifedrink Co., Inc.	25,028	0.0
2,900		Makino Milling Machine Co., Ltd.	104,104	0.1
1,600		Makiya Co. Ltd.	8,605	0.0
2,600		Marvelous, Inc.	13,930	0.0
3,600		Matching Service Japan Co. Ltd.	29,367	0.0
217,200		Mebuki Financial Group, Inc.	565,766	0.2
6,500		Medical Data Vision Co. Ltd.	49,173	0.0
6,900		Megachips Corp.	144,072	0.1
3,400		Melco Holdings, Inc.	87,749	0.1
11,200		Micronics Japan Co. Ltd.	120,139	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
4,000		MIMAKI ENGINEERING CO Ltd.	$18,671	0.0
63,400		Mirarth Holdings, Inc.	187,700	0.1
6,500		Mito Securities Co., Ltd.	14,934	0.0
3,100		Mitsubishi Shokuhin Co. Ltd.	74,723	0.0
2,000		Mitsui-Soko Holdings Co. Ltd.	57,502	0.0
700		Miyaji Engineering Group, Inc.	19,437	0.0
10,100		Morinaga Milk Industry Co., Ltd.	373,626	0.2
800		Morishita Jintan Co. Ltd.	11,684	0.0
3,000		Morita Holdings Corp.	28,079	0.0
3,500		Morito Co. Ltd.	25,635	0.0
13,900		MRK Holdings, Inc.	11,984	0.0
7,000		Mugen Estate Co. Ltd.	26,406	0.0
1,900		Mutoh Holdings Co., Ltd.	23,409	0.0
1,900		Naigai Trans Line Ltd.	31,821	0.0
10,287		Nakano Corp.	26,008	0.0
1,200		Nanyo Corp.	18,317	0.0
19,500		Net One systems Co., Ltd.	528,449	0.2
21,400		Nextage Co. Ltd.	481,353	0.2
5,600		Ngi Group, Inc.	53,411	0.0
1,600		Nichiban Co. Ltd.	22,367	0.0
49,200		Nichicon Corp.	483,325	0.2
3,700		Nichiha Corp.	79,414	0.0
3,200		Nihon Denkei Co. Ltd.	40,519	0.0
1,600		Nihon Falcom Corp.	15,493	0.0
2,700		Nihon Trim Co., Ltd.	60,923	0.0
94		Nippon Accommodations Fund, Inc.	421,912	0.2
2,900		Nippon BS Broadcasting Corp.	20,416	0.0
1,900		Nippon Concept Corp.	23,063	0.0
23,300		Nippon Electric Glass Co., Ltd.	432,690	0.2
13,300		Nippon Shinyaku Co., Ltd.	684,500	0.3
66,878		Niraku GC Holdings, Inc.	2,175	0.0
54,818		Nissan Tokyo Sales Holdings Co., Ltd.	131,647	0.1
8,531		Nisshin Group Holdings Co. Ltd.	29,963	0.0
26,700		Nisshinbo Holdings, Inc.	199,580	0.1
8,600		Nisso Corp.	39,263	0.0
106,000		Nissui Corp.	440,454	0.2
5,100		Nitto Seiko Co., Ltd.	19,995	0.0
3,400		NJS Co. Ltd.	57,068	0.0
1,200		Nomura Real Estate Holdings, Inc.	26,449	0.0
7,200		Noritz Corp.	83,237	0.1
2,100		NS Solutions Corp.	54,051	0.0
2,100		NSW, Inc./Japan	33,388	0.0
1,200		Ochi Holdings Co. Ltd.	12,368	0.0
1,300		Oita Bank Ltd.	21,871	0.0
8,100		Okabe Co., Ltd.	45,456	0.0
3,400		Okuma Corp.	137,812	0.1
1,800	(1)	One Career, Inc.	54,670	0.0
4,700	(1)	Optim Corp.	41,449	0.0
5,400		Optorun Co. Ltd.	106,561	0.1
19,700		Organo Corp.	500,761	0.2
1,000		Origin Co. Ltd.	9,946	0.0
6,100		Oro Co. Ltd.	89,949	0.1
1,600		Oyo Corp.	24,966	0.0
16,000		Parker Corp.	65,826	0.0
1,800		Pasco Corp.	19,538	0.0
9,200		PC Depot Corp.	20,498	0.0
5,700		Pegasus Sewing Machine Manufacturing Co., Ltd.	29,542	0.0
3,400		Pickles Holdings Co. Ltd.	31,719	0.0
2,700		Plus Alpha Consulting Co. Ltd.	58,522	0.0
100		Pronexus, Inc.	750	0.0
6,100		Punch Industry Co. Ltd.	21,766	0.0
117,400		Rengo Co., Ltd.	828,610	0.3
37,500		Resorttrust, Inc.	685,226	0.3
500		Rhythm Co. Ltd.	6,430	0.0
2,100		Ride On Express Holdings Co. Ltd.	17,448	0.0
1,700		Riken Corp.	31,766	0.0
6,200		Riken Technos Corp.	25,288	0.0
7,500		Rinnai Corp.	591,975	0.3
1,200		Riso Kagaku Corp.	20,022	0.0
1,000		Saison Information Systems Co. Ltd.	14,510	0.0
1,400		San Holdings, Inc.	20,283	0.0
5,100		Sanken Electric Co., Ltd.	289,619	0.1
15,300		Sankyo Co., Ltd.	617,992	0.3
1,519		Sankyo Frontier Co. Ltd.	39,932	0.0
14,900		Sankyu, Inc.	585,447	0.3
12,800		Sansha Electric Manufacturing Co. Ltd.	91,282	0.1
51,200		Sanwa Holdings Corp.	542,025	0.2
1,300		Sanyo Denki Co. Ltd.	63,021	0.0
4,300		Sanyo Trading Co. Ltd.	37,592	0.0
12,400		Sawai Group Holdings Co. Ltd.	383,653	0.2
1,900		Saxa Holdings, Inc.	17,606	0.0
1,400		Screen Holdings Co. Ltd.	104,324	0.1
3,600		Seed Co. Ltd./Tokyo	14,320	0.0
1,500		Seika Corp.	18,650	0.0
6,700		Seino Holdings Co. Ltd.	66,913	0.0
1,800		Sekisui Jushi Corp.	27,320	0.0
6,600		Sekisui Plastics Co., Ltd.	19,775	0.0
5,000		SERAKU Co. Ltd.	56,040	0.0
800		Shibaura Mechatronics Corp.	67,287	0.0
1,400		Shibusawa Warehouse Co., Ltd.	22,546	0.0
6,400		Shimamura Co., Ltd.	600,346	0.3
2,100		Shin Maint Holdings Co. Ltd.	23,513	0.0
42,100		Shinko Electric Industries	1,184,526	0.5
3,600		SIGMAXYZ Holdings, Inc.	38,320	0.0
3,700		Sinfonia Technology Co. Ltd.	44,703	0.0
1,700		SK-Electronics Co., Ltd.	15,747	0.0
900		SMK Corp.	16,267	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
4,800		Sodick Co., Ltd.	$27,928	0.0
3,300		Softcreate Holdings Corp.	84,033	0.1
5,569		Soken Chemical & Engineering Co. Ltd.	74,775	0.0
4,600		Soliton Systems KK	40,718	0.0
2,400		Space Co. Ltd.	17,382	0.0
4,400		SPK Corp.	49,865	0.0
2,600		Sprix Ltd.	17,967	0.0
3,300		Star Micronics Co., Ltd.	43,055	0.0
17,500		Starts Corp., Inc.	347,997	0.2
3,500		Sugi Holdings Co., Ltd.	152,978	0.1
23,300		Sumitomo Forestry Co., Ltd.	435,652	0.2
18,600		Sumitomo Pharma Co. Ltd.	130,774	0.1
5,300		Sun Frontier Fudousan Co., Ltd.	45,688	0.0
29,800		Suzuken Co., Ltd.	784,876	0.3
2,690		Tachikawa Corp.	25,356	0.0
2,200		Takaoka Toko Co. Ltd.	35,740	0.0
1,500		Takasago International Corp.	29,747	0.0
25,000		Takeuchi Manufacturing Co. Ltd.	553,312	0.2
2,400		Tanabe Consulting Co. Ltd.	11,897	0.0
800		Techno Medica Co. Ltd.	10,714	0.0
1,100		Techno Quartz, Inc.	34,148	0.0
24,000		TechnoPro Holdings, Inc.	747,244	0.3
13,900		TOA Road Corp.	656,288	0.3
22,900		Tochigi Bank Ltd.	54,127	0.0
2,700		Togami Electric Manufacturing Co. Ltd.	36,768	0.0
1,100		Toho Holdings Co., Ltd.	17,966	0.0
9,500		Tokyo Ohka Kogyo Co., Ltd.	468,222	0.2
13,400		Tokyo Seimitsu Co., Ltd.	461,360	0.2
35,200		Tokyo Tatemono Co., Ltd.	436,392	0.2
13,000		Tokyotokeiba Co., Ltd.	387,539	0.2
15,300		TOMONY Holdings, Inc.	46,993	0.0
1,800		Tonami Holdings Co., Ltd.	50,974	0.0
12,700		Tosho Co. Ltd.	117,180	0.1
8,400		Towa Bank Ltd.	40,184	0.0
5,100		Towa Pharmaceutical Co., Ltd.	80,521	0.0
3,700		Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	24,977	0.0
11,600		Toyo Suisan Kaisha Ltd.	479,321	0.2
45,400		Toyo Tire & Rubber Co., Ltd.	543,142	0.2
2,500		TPR Co., Ltd.	25,350	0.0
6,600		Transcosmos, Inc.	172,299	0.1
3,600		Trusco Nakayama Corp.	58,980	0.0
800		Tsubakimoto Kogyo Co., Ltd.	25,417	0.0
1,100		Uchida Yoko Co., Ltd.	39,966	0.0
4,100		Ulvac, Inc.	191,806	0.1
1,500		UNIRITA, Inc.	20,996	0.0
3,100		User Local inc	30,030	0.0
47,500		Ushio, Inc.	636,716	0.3
3,300		USS Co., Ltd.	54,279	0.0
10,900		UT Group Co. Ltd.	222,031	0.1
6,600		ValueCommerce Co. Ltd.	90,554	0.1
4,200		Vector, Inc.	41,470	0.0
4,200		VINX Corp.	48,175	0.0
5,500	(1)	Visional, Inc.	398,522	0.2
600		WDB coco Co. Ltd.	27,080	0.0
13,700		West Holdings Corp.	410,802	0.2
5,500		Will Group, Inc.	51,951	0.0
4,200		Xebio Holdings Co., Ltd.	29,974	0.0
2,300		YAMADA Consulting Group Co. Ltd.	20,749	0.0
2,300		Yamaichi Electronics Co., Ltd.	32,176	0.0
3,500		Yamato Corp.	20,245	0.0
16,400		Yokogawa Electric Corp.	287,977	0.1
1,700		Yondenko Corp.	23,907	0.0
5,400		Yorozu Corp.	30,479	0.0
3,000		Yossix Co. Ltd.	50,447	0.0
3,400		Yushin Precision Equipment Co., Ltd.	18,155	0.0
1,700		Zaoh Co. Ltd.	24,566	0.0
12,200		Zenkoku Hosho Co. Ltd.	475,163	0.2
48,000		Zeon Corp.	472,153	0.2
9,400		ZIGExN Co. Ltd.	27,565	0.0
			47,565,451	19.1

		Luxembourg: 0.2%
9,219		APERAM SA	363,812	0.2
250,262	(1)	d'Amico International Shipping SA	106,281	0.0
2,235		Majorel Group Luxembourg SA	54,913	0.0
1,125		Stabilus SE	77,597	0.0
			602,603	0.2

		Malaysia: 0.1%
10,300		Allianz Malaysia Bhd	33,547	0.0
174,800		Berjaya Food Bhd	44,389	0.1
54,200		CSC Steel Holdings Bhd	15,405	0.0
47,000		Deleum Bhd	10,742	0.0
70,800		IGB Real Estate Investment Trust	29,218	0.0
97,800	(1)	KSL Holdings BHD	18,830	0.0
20,754		Kumpulan Fima BHD	9,682	0.0
210,000		Media Chinese International Ltd.	6,535	0.0
82,400		MKH Bhd	24,186	0.0
3,245		Nylex Malaysia BHD	417	0.0
30,700		Sarawak Plantation Bhd	15,401	0.0
42,900		Syarikat Takaful Malaysia Keluarga Bhd	36,649	0.0
			245,001	0.1

		Malta: 0.0%
58		Kindred Group PLC - SDR	584	0.0

		Mauritius: 0.0%
21,280		Capital Ltd.	27,022	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Mexico: 0.4%
47,215	(3)	Mexico Real Estate Management SA de CV	$80,085	0.0
63,673	(1)	Vista Energy SAB de CV ADR	1,012,401	0.4
			1,092,486	0.4

		Netherlands: 3.2%
22,428		ASR Nederland NV	1,061,547	0.4
8,014		BE Semiconductor Industries NV	573,210	0.2
13,733		Brunel International NV	156,763	0.1
16,685		Flow Traders Ltd.	429,169	0.2
49,261	(1)	Fugro NV	655,948	0.3
2,640		IMCD NV	418,522	0.2
2,520		Kendrion NV	45,641	0.0
578		Nedap N.V.	37,702	0.0
42,879		OCI NV	1,459,615	0.6
462,740	(1)	Pharming Group NV	641,802	0.3
24,699		Randstad NV	1,583,159	0.6
21,628	(3)	Signify NV	783,048	0.3
478,561	(1),(2),(4)	SNS Reaal NV	–	–
1,143		TKH Group NV	51,875	0.0
64		Vastned Retail NV	1,475	0.0
			7,899,476	3.2

		New Zealand: 0.1%
26,351	(1)	Bathurst Resources Ltd.	16,080	0.0
447		Mainfreight Ltd.	20,689	0.0
46,881		NZME Ltd.	35,225	0.0
8,701		PGG Wrightson Ltd.	25,085	0.0
8,037		Scales Corp. Ltd.	22,078	0.0
51,430		Sky Network Television Ltd.	80,595	0.1
			199,752	0.1

		Norway: 0.9%
32,008		ABG Sundal Collier Holding ASA	20,908	0.0
54,835		Belships ASA	97,134	0.1
170		Bouvet ASA	1,005	0.0
260,757		DNO ASA	321,698	0.1
62,692		Hoegh Autoliners ASA	389,407	0.2
320		Medistim ASA	7,053	0.0
242,488		MPC Container Ships ASA	385,981	0.2
6,522		Pareto Bank ASA	35,079	0.0
165,081	(1)	Petroleum Geo-Services ASA	142,278	0.1
11,332	(1)	Petronor E&P ASA	907	0.0
3,770		Protector Forsikring ASA	54,317	0.0
1,938		Sparebank 1 Nord Norge	18,039	0.0
3,785		Sparebanken More	31,121	0.0
32,698		Sparebanken Vest	308,833	0.1
23,465		Wallenius Wilhelmsen ASA	222,685	0.1
10,282	(2)	Western Bulk Chartering AS	44,468	0.0
2,084		Wilh Wilhelmsen Holding ASA	58,877	0.0
			2,139,790	0.9

		Peru: 0.0%
115,655		Hochschild Mining PLC	97,707	0.0

		Philippines: 0.0%
19,260		Ginebra San Miguel, Inc.	40,914	0.0

		Poland: 0.3%
2,061		Asseco South Eastern Europe SA	20,985	0.0
12		Budimex SA	772	0.0
31,188	(1),(2)	Jastrzebska Spolka Weglowa SA	486,979	0.2
5,039		LiveChat Software SA	146,574	0.1
10,092	(1)	PGE Polska Grupa Energetyczna SA	17,475	0.0
335		PlayWay SA	31,548	0.0
204	(2)	Stalprodukt SA	13,841	0.0
			718,174	0.3

		Portugal: 0.0%
56,765		Sonae SGPS SA	57,859	0.0

		Singapore: 1.1%
3,502		Boustead Singapore Ltd.	2,161	0.0
102,134		China Sunsine Chemical Holdings Ltd.	36,171	0.0
29,800		CSE Global Ltd.	8,526	0.0
30,600		Frasers Centrepoint Ltd.	21,195	0.0
496,000		Frasers Logistics & Commercial Trust	477,398	0.2
559,000		Golden Agri-Resources Ltd.	106,490	0.1
9		Ho Bee Land Ltd.	16	0.0
26,200		Hour Glass Ltd./The	41,572	0.0
553,000	(1)	IGG, Inc.	207,984	0.1
616,900		Jiutian Chemical Group Ltd.	38,721	0.0
44,400		LHN Ltd.	10,645	0.0
114,100		Pacific Century Regional Developments Ltd.	35,607	0.1
32,500		Riverstone Holdings Ltd.	16,000	0.0
579,000		SembCorp Industries Ltd.	1,596,693	0.6
83,600		Sing Holdings Ltd.	22,908	0.0
13,300		Sing Investments & Finance Ltd.	15,236	0.0
70,892		Tai Sin Electric Ltd.	21,584	0.0
67,951		Tiong Woon Corp. Holding Ltd.	24,179	0.0
57,500		Wing Tai Holdings Ltd.	67,566	0.0
			2,750,652	1.1

		South Africa: 0.5%
32,769		Emira Property Fund Ltd.	18,268	0.0
46,729		MMI Holdings	50,973	0.0
55,445	(1)	Petra Diamonds Ltd.	54,215	0.0
27,924		Sappi Ltd.	82,568	0.0
8,936		Sun International Ltd./South Africa	17,507	0.0
53,688		Sylvania Platinum Ltd.	69,371	0.1
58,815		Thungela Resources Ltd.	764,980	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
45,337		Woolworths Holdings Ltd./South Africa	$196,487	0.1
			1,254,369	0.5

		South Korea: 3.5%
2		Asia Holdings Co., Ltd.	217	0.0
41,646		BNK Financial Group, Inc.	240,252	0.1
7,346		Coway Co. Ltd.	333,129	0.1
2,725		Cuckoo Holdings Co. Ltd.	36,445	0.0
33,171		Dae Hyun Co. Ltd.	61,908	0.0
28,908		Daeduck Electronics Co. Ltd. / New	507,650	0.2
12,648		Daewon San Up Co. Ltd.	58,191	0.0
2,204		Daewoong Co. Ltd.	39,770	0.0
8,329		Dentium Co. Ltd.	800,482	0.3
3,782		DY Corp.	18,123	0.0
8,077		Eusu Holdings Co. Ltd.	42,950	0.0
1,300		Fursys, Inc.	31,318	0.0
4,970		Hanyang Securities Co. Ltd.	35,895	0.0
2,527		Hite Holdings Co. Ltd.	21,042	0.0
19,205		HK inno N Corp.	616,309	0.3
2,040		IDIS Holdings Co. Ltd.	22,823	0.0
5,550		JB Financial Group Co. Ltd.	45,855	0.0
13,462		JYP Entertainment Corp.	798,066	0.3
3,015		Kolon Corp.	54,866	0.0
45,444		Korea Asset In Trust Co. Ltd.	113,794	0.1
11,037		Korea Real Estate Investment Trust Co.	12,429	0.0
421		KPX Chemical Co. Ltd.	16,895	0.0
3,470		LEADCORP, Inc./The	21,850	0.0
4,032		LEENO Industrial, Inc.	562,872	0.2
367		LF Corp.	5,136	0.0
2,618		LG Innotek Co. Ltd.	583,262	0.3
15,961		Lock&Lock Co. Ltd.	90,387	0.1
4,229		Lotte Chilsung Beverage Co., Ltd.	550,136	0.2
8,660		LOTTE Fine Chemical Co. Ltd.	404,519	0.2
6,621		LX International Corp.	189,536	0.1
2,411	(1)	MegaStudy Co., Ltd.	21,353	0.0
685		Nice Information & Telecommunication, Inc.	14,834	0.0
3,664	(1)	Osstem Implant Co. Ltd.	557,370	0.2
3,716		PHA Co. Ltd.	21,871	0.0
3,023		Rayence Co. Ltd.	30,417	0.0
8,006		Sam Young Electronics Co. Ltd.	61,244	0.0
3,844	(1)	Sambo Corrugated Board Co. Ltd.	33,323	0.0
40,048	(1)	Samsung Engineering Co. Ltd.	845,176	0.4
9,193		Seah Besteel Holdings Corp.	123,158	0.1
167		SeAH Holdings Corp.	14,261	0.0
1,354	(1)	Shinsegae Engineering & Construction Co. Ltd.	24,620	0.0
1,735	(1)	SJ Group Co. Ltd.	25,290	0.0
10,720		SNT Dynamics Co., Ltd.	93,686	0.1
126		Taekwang Industrial Co. Ltd.	76,062	0.0
2,511		Uju Electronics Co. Ltd.	30,230	0.0
13,483		Youngone Corp.	479,497	0.2
			8,768,499	3.5

		Spain: 2.1%
63,379		Acerinox S.A.	686,388	0.3
55,179		Applus Services SA	423,484	0.2
378,525		Banco de Sabadell SA	494,868	0.2
154,465		Bankinter S.A.	1,114,461	0.4
24,781		Cia de Distribucion Integral Logista Holdings SA	671,400	0.3
13,536		Corp ACCIONA Energias Renovables SA	553,540	0.2
47,702		Ence Energia y Celulosa S.A	157,194	0.1
101,419		Faes Farma SA	380,148	0.1
68,231		Merlin Properties Socimi SA	666,797	0.3
7,389		Naturhouse Health SAU	14,459	0.0
1,482		Pharma Mar SA	97,728	0.0
			5,260,467	2.1

		Sweden: 2.1%
5,543	(1)	Arise AB	26,196	0.0
24,844		Avanza Bank Holding AB	573,241	0.2
5,213		B3 Consulting Group AB	84,992	0.1
96		Beijer Alma AB	1,904	0.0
14,518		Betsson AB	120,343	0.1
17,650		BioGaia AB	155,140	0.1
34,964		Biotage AB	540,367	0.2
684		Bjorn Borg AB	2,067	0.0
1,989		Boule Diagnostics AB	2,837	0.0
413		BTS Group AB	13,191	0.0
2	(1)	Careium AB	2	0.0
3,703		Catella AB	13,380	0.0
23,777		Cibus Nordic Real Estate AB	337,053	0.1
6,300	(1)	Doro AB	9,350	0.0
12,512		Hanza AB	75,814	0.0
34,526		Hexatronic Group AB	424,962	0.2
959		HMS Networks AB	35,752	0.0
10,089		Inwido AB	109,952	0.0
13,118		Loomis AB	390,096	0.2
1,390		MEKO AB	15,406	0.0
274	(1)	Micro Systemation AB	993	0.0
166,960	(1)	Net Insight AB	111,442	0.1
8,519		New Wave Group AB	191,688	0.1
11,078		Nilorngruppen AB	96,604	0.0
4,168		OEM International AB	30,888	0.0
354		Probi AB	6,161	0.0
5,165	(1)	RaySearch Laboratories AB	38,341	0.0
16,499		Rottneros AB	23,318	0.0
134,168	(1),(3)	Sinch AB	554,647	0.2
10,346		Softronic AB	22,013	0.0
4,944	(1)	Solid Forsakring AB	32,384	0.0
10,025	(1)	Tobii AB	20,020	0.0
25,567		Trelleborg AB	639,289	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
55,128		Wihlborgs Fastigheter AB	$453,875	0.2
			5,153,708	2.1

		Switzerland: 4.2%
2,577		Ascom Holding AG	22,822	0.0
2,008		Bucher Industries AG	914,979	0.4
158		Burckhardt Compression Holding AG	97,825	0.0
558		Burkhalter Holding AG	51,851	0.0
501		Calida Holding AG	24,554	0.0
20		Carlo Gavazzi Holding AG	6,815	0.0
59,294		Coca-Cola HBC AG	1,440,924	0.6
2,007		Comet Holding AG	463,939	0.2
11,208	(3)	Galenica AG	876,551	0.4
663		Huber & Suhner AG	63,584	0.0
14,439		Julius Baer Group Ltd.	926,181	0.4
7,152		Kudelski SA	18,788	0.0
353		Leonteq AG	19,615	0.0
5,940		Meier Tobler Group AG	272,854	0.1
17		Metall Zug AG	38,253	0.0
1,707		Mikron Holding AG	18,832	0.0
8,174		Mobilezone Holding AG	148,424	0.1
33,098		OC Oerlikon Corp. AG	227,243	0.1
47		Phoenix Mecano AG	17,610	0.0
8,838		PSP Swiss Property AG	1,101,779	0.4
850		Siegfried Holding AG	624,434	0.3
8,147		Sulzer AG	693,747	0.3
4,177		Swissquote Group Holding SA	754,393	0.3
2,558		Tecan Group AG	1,073,527	0.4
732		u-blox Holding AG	87,555	0.0
8,232		Vontobel Holding AG	583,014	0.2
			10,570,093	4.2

		Taiwan: 0.3%
127,000		Chien Kuo Construction Co. Ltd.	48,328	0.0
71,000		Everlight Electronics Co., Ltd.	89,040	0.1
18,000		General Interface Solution Holding Ltd.	51,258	0.0
15,000		Global Mixed Mode Technology, Inc.	81,417	0.1
139,107		Kindom Construction Co.	134,779	0.1
20,000		Lida Holdings Ltd.	20,539	0.0
17,000		Nova Technology Corp./Taiwan	50,601	0.0
50,000		Rechi Precision Co. Ltd.	28,247	0.0
19,000		Rich Honour International Designs Co. Ltd.	30,399	0.0
40,850		Taiwan Fire & Marine Insurance Co. Ltd.	28,133	0.0
7,000		Tofu Restaurant Co. Ltd.	53,678	0.0
23,100		Userjoy Technology Co. Ltd.	57,290	0.0
			673,709	0.3

		Thailand: 0.2%
186,100	(1)	After You PCL	68,437	0.0
1,285,800		BTS Rail Mass Transit Growth Infrastructure Fund	150,472	0.1
161,000	(2)	LPN Development PCL	22,474	0.0
35,700		MK Restaurants Group PCL	61,487	0.0
98,900		Pruksa Holding PCL	39,621	0.0
215,800		Ratchaphruek Hospital PCL	41,305	0.0
56,900		Regional Container Lines PCL	56,749	0.0
105,400		Supalai PCL	77,408	0.0
17,700		Thai Stanley Electric PCL - NVDR	100,576	0.1
			618,529	0.2

		Ukraine: 0.0%
2,452	(1)	Astarta Holding PLC	13,032	0.0

		United Arab Emirates: 0.1%
23,964		Commercial Bank of Dubai PSC	32,295	0.0
98,080	(1)	Emaar Development PJSC	119,428	0.1
7,129		Orascom Construction PLC	23,528	0.0
32,015		Sharjah Islamic Bank	18,080	0.0
			193,331	0.1

		United Kingdom: 10.8%
11,013		4imprint Group PLC	623,145	0.2
42,393	(1)	Abcam PLC ADR	587,991	0.2
3,244	(1)	accesso Technology Group PLC	32,715	0.0
2,565		AG Barr PLC	17,348	0.0
303,815	(3)	Airtel Africa PLC	438,606	0.2
12,352		AJ Bell PLC	51,258	0.0
4,660		Anglo-Eastern Plantations PLC	43,663	0.0
9,959		Animalcare Group PLC	22,714	0.0
140,097		Balfour Beatty PLC	632,840	0.3
10,742		Belvoir Group PLC	24,301	0.0
8,747		Berkeley Group Holdings PLC	447,913	0.2
825,444		Centrica Plc	1,028,339	0.4
7,956		Cerillion PLC	111,327	0.1
2,399		Character Group PLC/The	11,322	0.0
5,100		Chesnara PLC	17,971	0.0
30,869		Computacenter PLC	848,355	0.3
3,539		Craneware PLC	63,264	0.0
12,081		Cranswick PLC	473,928	0.2
27,593		CVS Group PLC	686,134	0.3
23,027		dotdigital group plc	26,698	0.0
63,930		Drax Group PLC	510,575	0.2
2,897	(1)	Eagle Eye Solutions Group PLC	19,286	0.0
18,305		Ecora Resources PLC	33,445	0.0
335	(1)	Endava PLC ADR	29,437	0.0
36,339		Endeavour Mining PLC	856,208	0.4
8,545	(1)	Ergomed PLC	126,586	0.0
4,087		FDM Group Holdings PLC	39,553	0.0
16,988	(1)	Ferroglobe PLC	80,693	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
14,872		Finsbury Food Group PLC	$17,785	0.0
57,540		Firstgroup PLC	76,897	0.0
1,615		Foresight Group Holdings Ltd.	9,179	0.0
11,011	(1)	Frasers Group PLC	106,502	0.0
27,627		Future PLC	514,436	0.2
85,471		Gem Diamonds Ltd.	31,348	0.0
43,596		Global Ship Lease, Inc.	807,834	0.3
20,558		Gulf Keystone Petroleum Ltd.	52,591	0.0
580		Halfords Group PLC	1,467	0.0
121,348		Harbour Energy PLC	469,350	0.2
992		Hargreaves Services PLC	5,381	0.0
96,333		Hays PLC	146,980	0.1
33,200		Hikma Pharmaceuticals PLC	702,315	0.3
66,945		IG Group Holdings PLC	658,221	0.3
26,923		IMI PLC	482,058	0.2
3,777	(1)	Immunocore Holdings PLC ADR	231,417	0.1
78,633		Inchcape PLC	886,564	0.4
17,852	(1)	Indivior PLC	428,651	0.2
28,265		International Game Technology PLC	747,609	0.3
75,967		International Personal Finance PLC	79,379	0.0
102,043		Investec PLC - INP - ZAR	658,420	0.3
46,449		Investec PLC - INVP - GBP	296,401	0.1
41,361		JET2 PLC	623,499	0.2
350		Judges Scientific PLC	36,160	0.0
26,179		Just Group PLC	26,481	0.0
3,215		Keystone Law Group PLC	17,143	0.0
223,368		LondonMetric Property PLC	520,461	0.2
24,278		Macfarlane Group PLC	31,128	0.0
218,025		Man Group PLC/Jersey	670,744	0.3
300,312	(1)	Marks & Spencer Group PLC	541,707	0.2
31,691		Mears Group PLC	80,146	0.0
5,425		Morgan Sindall PLC	109,820	0.1
3,725		MP Evans Group PLC	37,467	0.0
14,527		Ninety One PLC	35,479	0.0
18,017		Norcros PLC	45,315	0.0
13,291		Numis Corp. PLC	33,919	0.0
142,573		OSB Group PLC	961,211	0.4
32,351	(1)	Oxford Biomedica PLC	169,905	0.1
30,578		Oxford Metrics PLC	39,206	0.0
40,963		Pagegroup PLC	230,606	0.1
26,072		Pan African Resources PLC	5,414	0.0
92,165	(1)	Playtech Ltd.	641,984	0.3
15,419		Polar Capital Holdings PLC	98,468	0.1
141,534		QinetiQ PLC	634,863	0.2
49,739		Redrow PLC	319,038	0.1
2,983		Robert Walters PLC	18,462	0.0
57,884		RS GROUP PLC	672,950	0.3
69,703		Safestore Holdings PLC	867,920	0.3
35,227		Savills PLC	423,800	0.2
386,922		Serco Group PLC	695,966	0.3
226,119		Speedy Hire PLC	111,926	0.1
171,737		Spirent Communications PLC	465,423	0.2
40,308		SThree PLC	210,701	0.1
5,460		Stolt-Nielsen Ltd.	143,559	0.1
51,880		Tate & Lyle PLC	483,109	0.2
5,909		Telecom Plus PLC	145,535	0.1
252,749		Tritax Big Box REIT Plc	486,988	0.2
234,824		Virgin Money UK PLC - VMUKL - GBP	561,864	0.2
22,583		Virgin Money UK PLC - VUK - AUD	53,843	0.0
937		Vp PLC	8,202	0.0
34,585	(1),(3)	Watches of Switzerland Group PLC	405,998	0.2
			26,962,810	10.8

		United States: 0.7%
23,787	(1)	Civeo Corp.	814,705	0.4
15,100	(1)	Hamilton Thorne Ltd.	17,477	0.0
26,922	(1)	IBEX Holdings Ltd.	718,548	0.3
7,259	(1)	MeiraGTx Holdings plc	60,685	0.0
216	(1)	Nova Ltd.	19,591	0.0
41,631	(1)	Venator Materials PLC	25,395	0.0
			1,656,401	0.7

	Total Common Stock
	(Cost $235,225,491)		244,099,371	98.1

EXCHANGE-TRADED FUNDS: 0.6%
31,443		Vanguard FTSE Developed Markets ETF	1,438,831	0.6
	Total Exchange-Traded Funds
	(Cost $1,387,288)		1,438,831	0.6

PREFERRED STOCK: 0.2%
		Brazil: 0.1%
32,700		Metalurgica Gerdau SA	93,534	0.1

		Germany: 0.1%
1,028		Draegerwerk AG & Co. KGaA	46,022	0.0
88		KSB SE & Co. KGaA	38,149	0.0
8,138		Schaeffler AG	58,410	0.1
1,593		Villeroy & Boch AG	34,204	0.0
			176,785	0.1

		South Africa: 0.0%
776		Absa Bank Ltd.	37,930	0.0

	Total Preferred Stock
	(Cost $348,792)		308,249	0.2

	Total Long-Term Investments
	(Cost $236,961,571)		245,846,451	98.9

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Repurchase Agreements: 0.6%
510,535	(5) Bank of America Inc., Repurchase Agreement dated 01/31/23, 4.30%, due 02/01/23 (Repurchase Amount $510,595, collateralized by various U.S. Government Agency Obligations, 0.010%-5.500%, Market Value plus accrued interest $520,746, due 02/25/32-09/01/61)	$510,535	0.2
1,000,000	(5) RBC Dominion Securities Inc., Repurchase Agreement dated 01/31/23, 4.30%, due 02/01/23 (Repurchase Amount $1,000,118, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 02/07/23-12/20/52)	1,000,000	0.4

	Total Repurchase Agreements
	(Cost $1,510,535)	1,510,535	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
4,539,331	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.070%
	(Cost $4,539,331)	4,539,331	1.8

	Total Short-Term Investments
	(Cost $6,049,866)	6,049,866	2.4

	Total Investments in Securities (Cost $243,011,437)	$251,896,317	101.3
	Liabilities in Excess of Other Assets	(3,116,418)	(1.3)
	Net Assets	$248,779,899	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of January 31, 2023.

Sector Diversification	Percentage of Net Assets
Industrials	23.1%
Materials	13.4
Information Technology	11.0
Consumer Discretionary	10.4
Health Care	9.3
Financials	8.5
Real Estate	6.6
Energy	6.4
Communication Services	4.1
Consumer Staples	3.0
Utilities	2.5
Exchange-Traded Funds	0.6
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$876,822	$20,992,155	$–	$21,868,977
Austria	60,849	864,307	–	925,156
Belgium	35,130	140,206	–	175,336
Brazil	1,004,558	–	–	1,004,558
Canada	29,209,027	–	–	29,209,027
China	175,750	2,390,088	–	2,565,838
Denmark	786	5,237,555	–	5,238,341
Egypt	–	24,437	–	24,437
Finland	238,344	2,558,995	–	2,797,339
France	821,592	18,306,093	–	19,127,685
Germany	214,541	16,233,860	–	16,448,401
Greece	38,330	628,095	–	666,425
Guernsey	165,255	–	–	165,255
Hong Kong	667,961	3,283,591	–	3,951,552
India	–	421,841	–	421,841
Indonesia	428,717	722,150	–	1,150,867
Ireland	633,434	2,886,504	–	3,519,938
Israel	4,281,475	362,886	–	4,644,361
Italy	10,839	5,620,779	–	5,631,618
Japan	725,111	46,840,340	–	47,565,451
Luxembourg	54,913	547,690	–	602,603
Malaysia	31,618	213,383	–	245,001
Malta	–	584	–	584
Mauritius	27,022	–	–	27,022
Mexico	1,092,486	–	–	1,092,486
Netherlands	625,109	7,274,367	–	7,899,476
New Zealand	25,085	174,667	–	199,752
Norway	507,366	1,632,424	–	2,139,790
Peru	–	97,707	–	97,707
Philippines	–	40,914	–	40,914
Poland	146,574	571,600	–	718,174
Portugal	–	57,859	–	57,859
Singapore	151,354	2,599,298	–	2,750,652
South Africa	1,079,810	174,559	–	1,254,369
South Korea	–	8,768,499	–	8,768,499
Spain	14,459	5,246,008	–	5,260,467
Sweden	379,506	4,774,202	–	5,153,708
Switzerland	75,873	10,494,220	–	10,570,093
Taiwan	–	673,709	–	673,709
Thailand	–	618,529	–	618,529
Ukraine	–	13,032	–	13,032
United Arab Emirates	32,295	161,036	–	193,331
United Kingdom	7,665,482	19,297,328	–	26,962,810
United States	1,656,401	–	–	1,656,401
Total Common Stock	53,153,874	190,945,497	–	244,099,371
Exchange-Traded Funds	1,438,831	–	–	1,438,831
Preferred Stock	165,668	142,581	–	308,249
Short-Term Investments	4,539,331	1,510,535	–	6,049,866
Total Investments, at fair value	$59,297,704	$192,598,613	$–	$251,896,317

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

At January 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $245,694,926.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$27,605,326
Gross Unrealized Depreciation	(20,984,883)
Net Unrealized Appreciation	$6,620,443